Morgan, Lewis & Bockius LLP	Morgan Lewis
1701 Market Street	COUNSELORS AT LAW
Philadelphia, PA 19103-2921
Tel: 215.963.5000
Fax: 215.963.5001
www.morganlewis.com

December 15, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	SEI Catholic Values Trust: Initial Registration Statement on Form N-1A (File Nos. 033- and 811-23015)

Ladies and Gentlemen:

On behalf of our client, SEI Catholic Values Trust (the “Trust”), we are filing the Trust’s initial registration statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Trust consists of two series: the Catholic Values Equity Fund and the Catholic Values Fixed Income Fund.

Please contact me at (215) 963-4969 should you have any questions or comments.

Sincerely,

/s/ John J. O’Brien

John J. O’Brien, Esq.